CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2017 USD ($) shares
CONSOLIDATED BALANCE SHEETS
Trade receivables, allowance for doubtful accounts | $		$ 4,747		$ 2,341
Ordinary shares, par value per share | ₪ / shares	₪ 0.25		₪ 0.25
Ordinary shares, shares authorized		28,000,000		28,000,000
Ordinary shares, shares issued		16,126,237		14,958,339
Ordinary shares, shares outstanding		16,126,237		14,958,339